Net Loss Per Common Share - Schedule of Net Loss Per Common Share, Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss available to common stockholders, basic	$ (93,981)	$ (106,780)	$ (51,661)
Net loss available to common stockholders, diluted	$ (93,981)	$ (106,780)	$ (51,661)
Denominator:
Weighted-average shares used to compute basic net loss per share (in shares)	133,917,571	17,858,976	7,390,456
Weighted-average shares used to compute diluted net loss per share (in shares)	133,917,571	17,858,976	7,390,456
Net loss per common share, basic (in dollars per share)	$ (0.70)	$ (5.98)	$ (6.99)
Net loss per common share, diluted (in dollars per share)	$ (0.70)	$ (5.98)	$ (6.99)